Putnam Sustainable Leaders ETF
The fund's portfolio
5/31/22 (Unaudited)

COMMON STOCKS (98.0%)(a)
	Shares	Value
Banks (4.9%)
Bank of America Corp.	4,326	$160,927
First Republic Bank/CA	466	72,244
Webster Financial Corp.	1,486	72,948

		306,119
Biotechnology (3.1%)
Amgen, Inc.	471	120,925
Regeneron Pharmaceuticals, Inc.(NON)	104	69,133

		190,058
Building products (0.9%)
Johnson Controls International PLC	1,016	55,382

		55,382
Capital markets (4.9%)
BlackRock, Inc.	108	72,261
Charles Schwab Corp. (The)	1,425	99,893
KKR & Co., Inc.	1,375	75,364
TPG, Inc.(NON)	1,978	57,698

		305,216
Chemicals (4.2%)
Eastman Chemical Co.	565	62,240
Ecolab, Inc.	311	50,976
Ginkgo Bioworks Holdings, Inc.(NON)	7,239	22,296
Linde PLC	396	128,573

		264,085
Containers and packaging (1.1%)
Ball Corp.	1,000	70,890

		70,890
Electric utilities (2.8%)
Constellation Energy Corp.	1,480	91,878
NextEra Energy, Inc.	1,111	84,092

		175,970
Entertainment (1.7%)
Walt Disney Co. (The)(NON)	942	104,034

		104,034
Equity real estate investment trusts (REITs) (2.0%)
American Tower Corp.	124	31,760
Boston Properties, Inc.	824	91,612

		123,372
Food and staples retail (2.7%)
Walmart, Inc.	1,314	169,020

		169,020
Food products (1.6%)
McCormick & Co., Inc. (non-voting shares)	1,066	98,840

		98,840
Health-care equipment and supplies (3.2%)
Baxter International, Inc.	860	65,403
Boston Scientific Corp.(NON)	1,319	54,092
Cooper Cos., Inc. (The)	227	79,618

		199,113
Health-care providers and services (2.6%)
CVS Health Corp.	487	47,117
UnitedHealth Group, Inc.	224	111,279

		158,396
Hotels, restaurants, and leisure (4.7%)
Chipotle Mexican Grill, Inc.(NON)	69	96,776
Hilton Worldwide Holdings, Inc.(NON)	978	137,761
Starbucks Corp.	745	58,483

		293,020
Independent power and renewable electricity producers (1.0%)
AES Corp. (The)	2,754	60,698

		60,698
Internet and direct marketing retail (4.5%)
Amazon.com, Inc.(NON)	107	257,248
Etsy, Inc.(NON)	247	20,037

		277,285
IT Services (4.4%)
Fidelity National Information Services, Inc.	825	86,213
PayPal Holdings, Inc.(NON)	241	20,536
Shopify, Inc. Class A (Canada)(NON)	47	17,631
Visa, Inc. Class A	709	150,429

		274,809
Life sciences tools and services (4.3%)
Danaher Corp.	446	117,664
Thermo Fisher Scientific, Inc.	261	148,136

		265,800
Machinery (4.9%)
Deere & Co.	281	100,536
Fortive Corp.	1,640	101,303
Ingersoll Rand, Inc.	2,152	101,467

		303,306
Multiline retail (1.8%)
Target Corp.	675	109,269

		109,269
Personal products (0.7%)
Unilever PLC ADR (United Kingdom)	925	44,705

		44,705
Pharmaceuticals (4.3%)
Eli Lilly and Co.	506	158,601
Merck & Co., Inc.	1,174	108,043

		266,644
Road and rail (1.5%)
Union Pacific Corp.	432	94,945

		94,945
Semiconductors and semiconductor equipment (5.0%)
Applied Materials, Inc.	592	69,436
ASML Holding NV (NY Reg Shares) (Netherlands)	110	63,392
NVIDIA Corp.	459	85,704
Texas Instruments, Inc.	517	91,385

		309,917
Software (15.6%)
Adobe, Inc.(NON)	362	150,766
Intuit, Inc.	163	67,557
Microsoft Corp.	1,959	532,588
Roper Technologies, Inc.	248	109,725
salesforce.com, Inc.(NON)	666	106,720

		967,356
Specialty retail (0.6%)
Home Depot, Inc. (The)	126	38,147

		38,147
Technology hardware, storage, and peripherals (8.2%)
Apple, Inc.	3,428	510,224

		510,224
Textiles, apparel, and luxury goods (0.8%)
Levi Strauss & Co. Class A	2,647	48,070

		48,070

Total common stocks (cost $6,684,006)		$6,084,690

SHORT-TERM INVESTMENTS (1.8%)(a)
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Investor Class 0.66%	113,966	$113,966

Total short-term investments (cost $113,966)		$113,966
TOTAL INVESTMENTS

Total investments (cost $6,797,972)		$6,198,656

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2021 through May 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $6,208,545.
(NON)	This security is non-income-producing.
For investments in State Street Institutional U.S. Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$104,034	$—	$—
Consumer discretionary	765,791	—	—
Consumer staples	312,565	—	—
Financials	611,335	—	—
Health care	1,080,011	—	—
Industrials	453,633	—	—
Information technology	2,062,306	—	—
Materials	334,975	—	—
Real estate	123,372	—	—
Utilities	236,668	—	—

Total common stocks	6,084,690	—	—
Short-term investments	113,966	—	—

Totals by level	$6,198,656	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com